Business Segments, Concentration of Credit Risk and Significant Customers (Details) - Schedule of Breakdown of Product Revenue by Category - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Memory ICs [Member]
Segment Reporting Information [Line Items]
Product category	$ 3,384	$ 1,748	$ 7,181	$ 5,528
mmWave ICs [Member]
Segment Reporting Information [Line Items]
Product category	576	533	2,614	1,699
mmWave antenna modules [Member]
Segment Reporting Information [Line Items]
Product category	302	779	1,586	3,139
mmWave other products [Member]
Segment Reporting Information [Line Items]
Product category			4	18
Product [Member]
Segment Reporting Information [Line Items]
Product category	$ 4,262	$ 3,060	$ 11,385	$ 10,384	$ 14,199	$ 4,906